Business Combinations - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Feb. 01, 2024	Mar. 17, 2023	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [Line Items]
Revenue from continuing operations					$ 597,015,838		$ 586,489,731
Profit from continuing operations						$ 33,865,233		$ 37,084,732
Universal Global Technology Co Limited [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates					$ 2,317,201	$ 71,452
ASEPCAYMAN [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates			$ 725,059	€ 20,403
Proportion of ownership interest in associate	100.00%
CHE [Member]
Disclosure of subsidiaries [Line Items]
Aggregate Consideration Transferred To Associates			$ 1,713,092	€ 48,239
Proportion of ownership interest in associate	100.00%
Universal Global Technology Co., Limited (UGT) [member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate		75.10%
Universal Global Technology Co., Limited (UGT) [member] | Ample Trading [member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in associate		24.90%
Aggregated individually immaterial business combinations [member]
Disclosure of subsidiaries [Line Items]
Description of Acquiree			During 2025, the Group acquired GOODCARE and its subsidiaries, and HydroTron Power Co., Ltd., which have been included in the Group’s consolidated financial statements (Notes 4 and 14). Their respective financial statements were not material and constituted less than 1% of net and total assets, operating revenues, and profit of the Group’s consolidated financial statements.	During 2025, the Group acquired GOODCARE and its subsidiaries, and HydroTron Power Co., Ltd., which have been included in the Group’s consolidated financial statements (Notes 4 and 14). Their respective financial statements were not material and constituted less than 1% of net and total assets, operating revenues, and profit of the Group’s consolidated financial statements.